UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 12, 2016

Select Portfolio Servicing, Inc.

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-02642

Central Index Key Number of securitizer: 0001666475

Justin Crowley

(801) 313-6169

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Select Portfolio Servicing, Inc. (the “Securitizer”) acted as the sponsor for asset-backed securities which were issued by the following issuing entities and held by non-affiliates of the Securitizer during the Reporting Period:

SPS Servicer Advance Receivables Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SELECT PORTFOLIO SERVICING, INC. (Securitizer)
Date: February 12, 2016	By:	/s/ Justin Crowley
Justin Crowley Chief Financial Officer